Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues from services		$ 1,111,651	$ 330,788	$ 793,291	$ 2,128,153	$ 639,220
Revenues from healthcare service packages		26,209			55,301
Cost of revenues		(18,616)			(50,774)	(8,080)
Net revenues of services		1,119,244	330,788	793,291	2,132,680	631,140
Commissions and fees on financial guarantee services		185,634	191,920	456,944	375,471	8,797
Provision for financial guarantee services		195,915	(15,586)	(57,417)	(89,865)	(5,008)
Commission and fee income on guarantee services, net		381,549	176,334	399,527	285,606	3,789
Interest and fees income
Interest and fees on direct loans						1,153
Interest income on loans due from third parties		1,112,816	998,827	2,113,918	2,131,447	34,707
Interest income from factoring business						2,782,332
Interest income on deposits with banks		178,214	271,212	300,749	348,389	64,636
Total interest and fee income		1,291,030	1,270,039	2,414,667	2,479,836	2,882,828
Interest expense
Interest expenses and fees on secured loans						(2,218,815)
Net interest income				2,414,667	2,479,836	664,013
Provision for loan losses						(2,244,601)
Net interest income (loss) after provision for loan losses				2,414,667	2,479,836	(1,580,588)
Operating income (loss)		2,791,823	1,777,161	3,607,485	4,898,122	(945,659)
Total operating expenses
Salaries and employee surcharges		658,544	564,110	(1,054,509)	(1,116,482)	(512,314)
Other operating expenses		1,184,588	1,514,281	(2,241,069)	(2,995,098)	(1,385,259)
Changes in fair value of warrant liabilities		(16,998)	27,729	(3,021)	5,961	530,863
Total operating expenses		1,826,134	2,106,120	(3,298,599)	(4,105,619)	(1,366,710)
Other income (expenses)
Deconsolidation gain (loss)				490,283	(1,953,248)
Interest income (expenses), net		91,887	11,127	(267,184)
Other income (expense), net		(147,823)	(155,633)	554,167	76,406
Total other income (expenses)		(55,936)	(144,506)	777,266	(1,876,842)
Income tax (expenses) benefit		(346,381)	13,068	328,851	(229,733)
Income (Loss) before income taxes		909,753	(473,465)	1,086,152	(1,084,339)	(2,312,369)
Income tax (expenses) recovery				(328,851)	229,733	(244,741)
Net income (loss) from continuing operations		965,689	(328,959)	757,301	(854,606)	(2,557,110)
Net income from discontinued operations, net of income tax						26,846,018
Net income (loss)		563,372	(460,397)	757,301	(854,606)	24,288,908
Dividend – convertible redeemable Class A preferred share						(686,400)
Net income attributable to noncontrolling interests		241,367	67,030	(386,210)	(838,048)	(76,108)
Net income (loss) attributable to Roan Holding Group Co., Ltd.’s shareholders		322,005	(527,427)	371,091	(1,692,654)	23,526,400
Other comprehensive (loss) income
Net income (loss)		563,372	(460,397)
Foreign currency translation		(2,698,710)	529,793	1,308,444	3,461,980	1,435,262
Reclassified to net gain from discontinued operations						2,691,969
Total other comprehensive (loss) income				1,308,444	3,461,980	4,127,231
Total comprehensive loss attributable to Roan Holdings Group Co., Ltd.’s shareholders		(1,368,847)	(157,086)
Comprehensive income				2,065,745	2,607,374	28,416,139
Less: Comprehensive income (loss) attributable to noncontrolling interests		$ (766,491)	$ 226,482	(488,233)	(1,334,101)	(97,733)
Dividend – convertible redeemable Class A preferred share						(686,400)
Net income attributable to noncontrolling interests				(386,210)	(838,048)	(76,108)
Total comprehensive income attributable to Roan Holdings Group Co., Ltd.’s shareholders				$ 1,191,302	$ 435,226	$ 27,555,898
Weighted average number of ordinary share outstanding
Basic and Diluted* (in Shares)	[1]	25,287,887	25,287,887	25,287,887	25,287,887	25,287,887
Earnings (Loss) per share
Net income (loss) per share – Basic (in Dollars per share)		$ 0.01	$ (0.02)	$ 0.01	$ (0.07)	$ 0.93
Net earnings (loss) per share from continuing operations - Basic (in Dollars per share)				0.01	(0.07)	(0.13)
Net earnings per share from discontinued operations - Basic (in Dollars per share)						$ 1.06

[1]	The Company used net loss as the control number to determine whether the warrants, Class A and Class B preferred shares are anti-dilutive. Because the Company suffered loss, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.